NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Aircraft	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Assets reclassified from property, plant and equipment net realizable value	$ 17,400	$ 2,300
Assets reclassified from inventories net realizable value	$ 1,300
Airbus A330 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold | Aircraft	7